Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(in thousands)
2015	$561
2016	478
2017	389
2018	134
2019	25
Thereafter	557
Total	$2,144